INTANGIBLE ASSETS, NET - Additional Information (Detail) $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
INTANGIBLE ASSETS, NET
Amortization expense for intangible assets	¥ 41,447,000	$ 6,053	¥ 23,355,000	¥ 6,620,000
Estimated amortization expenses for next twelve months	29,087,000
Estimated amortization expenses for year two	26,715
Estimated amortization expenses for year three	21,535,000
Estimated amortization expenses for year four	19,172,000
Estimated amortization expenses for year five	¥ 15,199,000